CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Adjustments to reconcile profit (loss) [abstract]
Loss (gain) on non-hedge derivatives	$ 1	$ (13)
Stock-based compensation expense	270	65
Loss (gain) on warrant investments at FVPL	(1)	4
Tanzania community relations projects1	10	37
Twiga partnership economic benefits sharing adjustment	(10)	(22)
Insurance proceeds related to Pueblo Viejo	0	(46)
Change in estimate of rehabilitation costs at closed mines	(28)	15
Inventory impairment charges (note 17)	3	34
Non-cash revenue recognized on PV gold and silver streaming agreement	(68)	(35)
Remeasurement of contingent consideration	(41)	0
Gains (losses) on litigation settlements	(91)	0
Change in other assets and liabilities	(307)	(56)
Settlement of stock-based compensation	(117)	(66)
Settlement of rehabilitation obligations	(178)	(197)
Other adjustments to reconcile profit (loss)	(375)	(280)
Cash Flows From (Used In) Operations For Changes In Working Capital [Abstract]
Adjustments for decrease (increase) in trade accounts receivable	(45)	(4)
Adjustments for decrease (increase) in inventories	214	(172)
Value added taxes recoverable	(172)	(298)
Adjustments for decrease (increase) in other current assets	(69)	59
Adjustments for increase (decrease) in trade accounts payable	(53)	48
Adjustments for increase (decrease) in other current liabilities	102	(15)
Increase (decrease) in working capital	(23)	(382)
Income taxes payable settled against VAT receivables	175	107
Other duties and liabilities settled against VAT receivable	$ 97	$ 41